Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Plans

in USD ‘000	2021	2020
Change in defined benefit obligation
Defined benefit obligation at January 1,	(23,248)	(24,705)
Current service cost	(1,701)	(1,864)
Interest cost	(22)	(46)
Net benefits paid	914	4,643
Currency translation effects	805	(2,208)
Remeasurements:
Impact of plan amendment	864	-
Effect of changes in demographic assumptions	-	510
Effect of changes in financial assumptions	991	(418)
Effect in experience assumptions	(246)	840
Defined benefit obligation at December 31,	(21,643)	(23,248)

Schedule of Fair Value of Plan Assets

in USD ‘000	2021	2020
Change in plan assets
Fair value of plan assets at January 1,	15,030	16,759
Interest income	15	31
Employer contributions	699	703
Employee contributions	699	703
Net benefits paid	(914)	(4,643)
Currency translation effects	(517)	1,427
Remeasurements: return on plan assets (excluding interest income)	51	50
Fair value of plan assets at December 31,	15,063	15,030

Summary of Components of Defined Benefit Cost

	Year ended December 31,
in USD ‘000	2021	2020
Components of defined benefit cost
Current service cost	1,701	1,864
Interest expense on defined benefit obligation	22	46
Interest income on plan assets	(15)	(31)
Employee contributions	(699)	(703)
Impact of plan amendment	(864)	-
Total included in staff costs (note 16)	145	1,176

Summary of Remeasurement Components Recognized in Other Comprehensive Loss

	Year ended December 31,
in USD ‘000	2021	2020
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	-	510
Effect of changes in financial assumptions	991	(418)
Effect in experience assumptions	(246)	840
Return on plan assets (excluding interest income)	51	50
Total remeasurements recognized as other comprehensive loss	796	982
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(7,041)	(7,837)

Summary of Amounts Recognized in Statement of Financial Position

	As of December 31,
in USD ‘000	2021	2020
Amounts recognized in the statement of financial position
Defined benefit obligation	(21,643)	(23,248)
Fair value of plan assets	15,063	15,030
Net liability	(6,580)	(8,218)

Summary of Net Defined Benefit Liability

in USD ‘000	2021	2020
Change in defined benefit liability
Net defined benefit liability at January 1,	(8,218)	(7,946)
Defined benefit cost included in statement of comprehensive loss	(145)	(1,176)
Total remeasurements included in other comprehensive loss	796	982
Employer contributions	699	703
Currency translation effects	288	(781)
Net defined benefit liability at December 31,	(6,580)	(8,218)

Summary of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:

	2021	2020
Discount rate	0.35%	0.10%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2020 G	LPP 2020 G

Summary of Sensitivity Analysis of Group Defined Obligation	Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2021 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	0.85%	(0.15)%	0.35%	0.35%	0.35%	0.35%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(19,850)	(23,704)	(21,696)	(21,592)	(22,173)	(21,141)

Average duration of the defined benefit obligation					2021	2020
Duration in years					17.8	18.7